Note 19 - Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2025
Notes Tables
Segment Reporting [Table Text Block]
	Year ended December, 31
	2023	2024	2025
Net revenue	189,357,383	212,897,313	227,873,562
Voyage expenses	(1,284,375)	(1,975,569)	(1,059,154)
Vessel operating expenses	(42,004,155)	(46,685,920)	(46,846,903)
Dry-docking expenses	(3,373,648)	(10,537,928)	(6,607,677)
Related party management fees	(5,720,831)	(7,067,408)	(7,995,498)
General and administrative expenses	(4,744,907)	(5,938,870)	(6,802,563)
Interest and other financing costs	(6,431,007)	(10,620,703)	(14,992,987)
Other segment items (1)	(11,249,181)	(17,295,237)	(6,601,401)
Total	114,549,279	112,775,678	136,967,379